Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Issued capital [member]	Additional paid-in capital [member]	Treasury shares [member]	Reserve of share-based payments [member]	Other reserves [member]	Retained Earnings Reserve [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2018	R$ 315,000	R$ 125,014		R$ 2,161	R$ 7,223	R$ 52,584		R$ 501,982	R$ 88,372	R$ 590,354
IfrsStatementLineItems [Line Items]
Net income							153,916	153,916	18,846	172,762
Total comprehensive income							153,916	153,916	18,846	172,762
Capital increase	150,000							150,000		150,000
Capital increase from shares contribution of shareholders	48,768	36,358						85,126	(44,774)	40,352
Capital increase from the corporate reorganization	122,062	137,051						259,113		259,113
Share-based compensation	1	17,627		18,114				35,742		35,742
Allocation to additional paid-in capital		33,001				(33,001)
Dividends declared							(38,000)	(38,000)	(13,812)	(51,812)
Dividends cancelled						4,107		4,107		4,107
Corporate reorganization	(635,830)	668,904		(2,161)	(7,223)	(23,690)
Issuance of common shares in follow-on public offering	16	992,762						992,778		992,778
Shares issuance cost		(79,670)						(79,670)		(79,670)
Treasury shares
Ending balance, value at Dec. 31, 2019	17	1,931,047		18,114			115,916	2,065,094	48,632	2,113,726
IfrsStatementLineItems [Line Items]
Net income							292,075	292,075	15,912	307,987
Total comprehensive income							292,075	292,075	15,912	307,987
Capital increase from shares contribution of shareholders		17,531						17,531		17,531
Share-based compensation		5,444		32,610				38,054		38,054
Dividends declared									(12,984)	(12,984)
Issuance of common shares in follow-on public offering		389,170						389,170		389,170
Shares issuance cost		(19,704)						(19,704)		(19,704)
Treasury shares
Ending balance, value at Dec. 31, 2020	17	2,323,488		50,724			407,991	2,782,220	51,560	2,833,780
IfrsStatementLineItems [Line Items]
Net income							223,326	223,326	18,957	242,283
Total comprehensive income							223,326	223,326	18,957	242,283
Capital increase		74,500						74,500		74,500
Share-based compensation				43,377				43,377		43,377
Treasury shares			(213,722)					(213,722)		(213,722)
Treasury shares transferred from exercise of options		(21,861)	55,197					33,336		33,336
Treasury shares transferred from shares contribution on business combination		(783)	5,895					5,112		5,112
Dividends declared to non-controlling interests									(18,648)	(18,648)
Ending balance, value at Dec. 31, 2021	R$ 17	R$ 2,375,344	R$ (152,630)	R$ 94,101			R$ 631,317	R$ 2,948,149	R$ 51,869	R$ 3,000,018